Research and development cost (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of Breakdown of Research and Development Expense
Research and development costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2024	2025	2026
Research and development expenditures incurred during the year	1,202,373	1,326,496	1,522,881
Amount capitalized	(124,788)	(111,546)	(106,751)
Amortization of capitalized development costs	160,686	162,068	151,780

Total	1,238,271	1,377,018	1,567,910